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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one): [ ] is a restatement.
                                      [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    BlueMountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-14203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Paul Friedman
Title: Chief Compliance Officer
Phone: 212-905-3990

Signature, Place, and Date of Signing:

/s/ Paul Friedman                       New York, NY    5/18/2011
-------------------------------------   -------------   ---------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name
--------------------             ----
28-___________________________   ________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          7
Form 13F Information Table Value Total:   9,743.41
                                        (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
___   28-_________________   ________________

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
            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5   COLUMN 5 COLUMN 5  COLUMN 6  COLUMN 7  COLUMN 8
-------------------------------- ---------------- --------- ---------- ------------ -------- -------- ---------- -------- ---------
                                     TITLE OF                  VALUE      SHRS OR                     INVESTMENT  OTHER    VOTING
          NAME OF ISSUER               CLASS        CUSIP    (X$1000)     PRN AMT    SH/PRN  PUT/CALL DISCRETION  MANAGER AUTHORITY
-------------------------------- ---------------- --------- ---------- ------------ -------- -------- ---------- -------- ---------
COINSTAR INC                     COM              19259P300   3,671.76       79,960 SH                SOLE                   79,960
EDUCATION MANAGEMENT CORP.       COM              28140M103   1,350.63       64,500 SH                SOLE                   64,500
EHEALTH INC.                     COM              28239P109     664.25       49,981 SH                SOLE                   49,981
ENTROPIC COMMUNICATIONS INC.     COM              29384R105   1,457.96      172,540 SH                SOLE                  172,540
FUEL SYSTEMS SOLUTIONS INC.      COM              35952W103     941.31       31,190 SH                SOLE                   31,190
HNI CORP                         COM              404251100     753.53       23,876 SH                SOLE                   23,876
MOTRICITY INC.                   COM              920107102     903.96       60,144 SH                SOLE                   60,144
ITEM COUNT:  7                                                9,743.41